14. EQUIPMENT LOANS	12 Months Ended
Dec. 31, 2018
Equipment Loans
Note 14 - EQUIPMENT LOANS

The Company has entered into loans for mining equipment maturing in between 2018 and 2023 with fixed interest rates of 4.75% to 6.29% per annum. The Company’s obligations under the loans are secured by the mining equipment. As at December 31, 2018, plant, equipment, and mining properties includes a net carrying amount of $2,232 (December 31, 2017 - $2,065, January 1, 2017 - $2,508) for this mining equipment.

The contractual maturities and interest charges in respect of the Company’s obligations under the equipment loans are as follows:

	December 31,	December 31,	January 1,
	2018	2017	2017

Not later than one year	$550	$886	$1,060
Later than one year and not later than five years	428	410	1,238
Less: Future interest charges	(50)	(50)	(130)
Present value of loan payments	928	1,246	2,168
Less: current portion	(517)	(848)	(977)
Non-current portion	$411	$398	$1,191

The equipment loan credit facilities are a component of the master credit facilities described in Note 15.